Contracts assets and liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONTRACT ASSETS
Beginning balance	$ 665	$ 943
Revenue recognized from contract liabilities included in contract assets at the beginning of the year	89	141
Increase in contract liabilities included in contract assets during the year	(83)	(115)
Increase in contract assets from revenue recognized during the year	728	664
Contract assets transferred to trade receivables	(586)	(859)
Acquisitions	0	0
Contract terminations transferred to trade receivables	(50)	(89)
Other	(39)	(20)
Ending balance	724	665
CONTRACT LIABILITIES
Opening balance	1,045	959
Revenue recognized included in contract liabilities at the beginning of the year	(736)	(678)
Increase in contract liabilities during the year	794	752
Contract assets transferred to trade receivables	14	50
Acquisitions	8	13
Contract terminations transferred to trade receivables	(1)	4
Reclassified to liabilities held for sale	0	(7)
Other	(39)	(48)
Ending balance	1,085	1,045
Contract assets
CONTRACT LIABILITIES
Allowance for doubtful accounts	$ 19	$ 20	$ 59